Credit quality	6 Months Ended
Mar. 31, 2019
Credit quality
Credit quality

Note 11. Credit quality[1]

The loan and credit commitments balance in stage 3 (non-performing) is represented by those loans and credit commitments which are in default. A default occurs when Westpac considers that the customer is unlikely to repay its credit obligations in full, without recourse by the Group to actions such as realising security, or the customer is more than 90 days past due on any material credit obligation. This definition of default is aligned to the APRA regulatory definition of default and can be disaggregated into:

•	Impaired loans (which is where the customer is unlikely to pay its credit obligations in full including restructured loans); and
•	Items 90 days past due, or otherwise in default but not impaired.

Further detail of these balances is as follows:

Impaired loans  and credit commitments

	Australia			New Zealand			Other overseas			Total
	As at	As at	As at	As at	As at	As at	As at	As at	As at	As at	As at	As at
	31 March	30 Sept	31 March	31 March	30 Sept	31 March	31 March	30 Sept	31 March	31 March	30 Sept	31 March
$m	2019	2018	2018	2019	2018	2018	2019	2018	2018	2019	2018	2018
Housing and business:

Gross amount	1,204	882	923	105	124	184	11	13	13	1,320	1,019	1,120
Impairment provisions[2]	(513)	(422)	(444)	(40)	(30)	(54)	(5)	(6)	(5)	(558)	(458)	(503)
Net	691	460	479	65	94	130	6	7	8	762	561	617
Personal greater than 90 days past due:
Gross amount	379	358	368	19	12	17	-	1	1	398	371	386
Impairment provisions[3]	(215)	(179)	(172)	(17)	(9)	(13)	-	(1)	(1)	(232)	(189)	(186)
Net	164	179	196	2	3	4	-	-	-	166	182	200
Restructured:
Gross amount	12	9	11	16	14	16	3	3	2	31	26	29
Impairment provisions[2]	(6)	(1)	(5)	(3)	(4)	(4)	(1)	(1)	(1)	(10)	(6)	(10)
Net	6	8	6	13	10	12	2	2	1	21	20	19
Total Impaired
exposures:
Gross amount	1,595	1,249	1,302	140	150	217	14	17	16	1,749	1,416	1,535
Impairment provisions[2,4]	(734)	(602)	(621)	(60)	(43)	(71)	(6)	(8)	(7)	(800)	(653)	(699)
Net	861	647	681	80	107	146	8	9	9	949	763	836

[1]  The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated.  Refer to Note 1 in Section 4 for further detail.  However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail.  In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement.  Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

[2]  Includes individually assessed provisions and collectively assessed provisions on impaired exposures.

[3]  Includes collectively assessed provisions on impaired exposures.

[4]  The impairment provision of $800 million for impaired exposures and the impairment provision of $558 million for items 90 days past due, or otherwise in default and not impaired equates to the stage 3 provisions for ECL on loans and credit commitments of $1,358 million.

Items 90 days past due, or otherwise in default, but not impaired

	As at	As at	As at	% Mov't	% Mov't
	31 March	30 Sept	31 March	Mar 19 -	Mar 19 -
$m	2019	2018	2018	Sept 18	Mar 18
Australia	4,295	3,861	3,596	11	19
New Zealand	192	127	155	51	24
Other overseas	35	29	18	21	94
Total[1]	4,522	4,017	3,769	13	20
[1]

The impairment provision of $800 million for impaired exposures and the impairment provision of $558 million for items 90 days past due, or otherwise in default and not impaired equates to the stage 3 provisions for ECL on loans and credit commitments of $1,358 million.